Goodwill and Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Indefinite Lived Intangible Assets By Major Class [Line Items]
Gross Carrying Value	$ 37,970	$ 37,136	$ 37,136
Accumulated Amortization	2,757	2,491	(2,165)
Net Carrying Value	$ 35,213	$ 34,645	$ 34,971
Weighted Average Life
Goodwill, Gross Carrying Value	$ 29,303	$ 29,303	$ 29,303
Goodwill, Accumulated Amortization	0	0	0
Goodwill, Net Carrying Value	29,303	29,303	29,303
License (indefinite lived)
Indefinite Lived Intangible Assets By Major Class [Line Items]
Gross Carrying Value	4,917	4,500	4,500
Accumulated Amortization	0	0	0
Net Carrying Value	$ 4,917	$ 4,500	$ 4,500
Weighted Average Life
Plan Member Relationship
Indefinite Lived Intangible Assets By Major Class [Line Items]
Gross Carrying Value	$ 2,700	$ 2,700	$ 2,700
Accumulated Amortization	2,241	2,034	(1,759)
Net Carrying Value	$ 459	$ 666	$ 941
Weighted Average Life	9 years	9 years	9 years
Other
Indefinite Lived Intangible Assets By Major Class [Line Items]
Gross Carrying Value	$ 1,050	$ 633	$ 633
Accumulated Amortization	516	457	(406)
Net Carrying Value	$ 534	$ 176	$ 227
Other | Minimum
Indefinite Lived Intangible Assets By Major Class [Line Items]
Weighted Average Life	2 years	2 years	2 years
Other | Maximum
Indefinite Lived Intangible Assets By Major Class [Line Items]
Weighted Average Life	10 years	10 years	10 years